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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Vanguard Fiduciary Trust Company
PO Box 2600
Valley Forge, Pennsylvania 19482-2600

Form 13F File Number: 028-11554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Deborah McCracken
Assistant Secretary 100 Vanguard Blvd.
(610)503-7231 Malvern, PA 19355

BY /S/ DEBORAH MCCRACKEN DATE 08/13/2012
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Report Type

[ ] 13F HOLDINGS REPORT

[ X ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

028-06408 The Vanguard Group, Inc
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